Results of Operations - Summary of General and Administrative Expenses (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Other General And Administrative Expenses [abstract]
Employee expenses	€ 1,789	€ 1,733
Consulting fees	1,030	1,025
Share-based payments	759	892
Communication & Marketing	236	289
Rent	15	40
Insurances	730	476
Travel & living	12	77
Depreciation	133	168
Others	81	90
Total General and administrative expenses	€ 4,785	€ 4,789